Right-of-use assets (Details)	9 Months Ended
Jul. 31, 2022 USD ($)
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 27,009,760
Right-of-use assets, ending balance	$ 54,912,574
Lease term	5 years
Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	$ 28,955,725
Additions	31,876,141
Modifications	214,674
Right-of-use assets, ending balance	61,046,540
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(1,945,965)
Depreciation	(4,396,863)
Disposals	208,862
Right-of-use assets, ending balance	(6,133,966)
Premises
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	26,927,777
Right-of-use assets, ending balance	54,770,421
Premises | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	28,821,956
Additions	31,758,625
Modifications	239,799
Right-of-use assets, ending balance	60,820,380
Premises | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(1,894,179)
Depreciation	(4,364,642)
Disposals	208,862
Right-of-use assets, ending balance	(6,049,959)
Equipment
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	81,983
Right-of-use assets, ending balance	142,153
Equipment | Cost
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	133,769
Additions	117,516
Modifications	(25,125)
Right-of-use assets, ending balance	226,160
Equipment | Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets
Right-of-use assets, beginning balance	(51,786)
Depreciation	(32,221)
Disposals	0
Right-of-use assets, ending balance	$ (84,007)